Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Statement of Cash Flows (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss		$ (90,442,000)		$ (2,194,000)		$ (245,360,000)	$ (3,429,000)	$ (30,419,000)	$ (11,467,000)
Net cash used in operating activities						(15,024,000)	(7,370,000)	(16,645,000)	(6,675,000)
Net cash used in investing activities						(173,000)	(427,000)	(502,000)	(851,000)
Net cash provided by financing activities						11,917,000	4,806,000	4,722,000	22,254,000
Net change in cash						(3,280,000)	$ (2,991,000)	$ (12,425,000)	$ 14,728,000
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ (777,344)	$ (6,784,606)	$ 9,238,963		$ (3,294,265)	2,454,357
Adjustments to reconcile net loss to net cash used in operating activities	751,490				2,601,436
Net cash used in operating activities	(26,800)				(976,685)	(442,482)
Net cash used in investing activities	(250,000,000)				(250,000,000)
Net cash provided by financing activities	251,773,258				251,446,758
Net change in cash	1,746,458				470,073	$ (442,482)
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	(41,854)				(704,375)
Adjustments to reconcile net loss to net cash used in operating activities	16,000				11,546
Net cash used in operating activities	(26,800)				(976,685)
Net cash used in investing activities	(250,000,000)				(250,000,000)
Net cash provided by financing activities	251,773,258				251,446,758
Net change in cash	1,746,458				470,073
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	(735,490)				(2,589,890)
Adjustments to reconcile net loss to net cash used in operating activities	$ 735,490				$ 2,589,890